POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - COMPONENTS OF NET PERIODIC BENEFIT COST - ADDITIONAL INFORMATION (Details) - Other Postretirement Benefit Plan - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Other Cost (Credit)	$ 7	$ 21	[1]	$ 12	[2]
Discontinued Operations
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Other Cost (Credit)		$ 18		$ 7

[1]	For fiscal year ended June 30, 2017, amortization of net actuarial loss / prior service cost due to settlement and curtailments and $18 of the special termination benefits are included in Net earnings from discontinued operations related to the Beauty Brands divestiture.
[2]	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.